Inventories (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Finished products	$ 172,373,804	$ 178,671,708
In process products	20,735,925	22,879,506
Raw material	216,677,676	222,314,812
Finished products and Raw material in transit	6,689,076	24,628,623
Materials	14,081,539	15,498,353
Realizable net value estimate and obsolescence	(6,257,060)	(4,608,447)
Total	$ 424,300,960	$ 459,384,555